Shareholder's Deficit (Details) - USD ($)		3 Months Ended			9 Months Ended
	Apr. 08, 2024	Sep. 30, 2025	Jun. 30, 2024	[1]	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Subsidiary, Sale of Stock [Line Items]
Preferred stock, number of shares authorized		4,000,000			4,000,000	4,000,000	4,000,000
Preferred shares, par value (in dollars per share)		$ 0.001			$ 0.001	$ 0.001	$ 0.001
Preferred stock, shares issued		200,592			200,592	137,672	137,672
Preferred stock, shares outstanding		200,592			200,592	137,672	137,672
Common stock, number of shares authorized		6,000,000			6,000,000	6,000,000	6,000,000
Common shares, par value (in dollars per share)		$ 0.001			$ 0.001	$ 0.001	$ 0.001
Issuance of Class B ordinary shares to Sponsor		$ 25,797,200
Common stock, shares issued		738,331			738,331	738,331	675,281
Common stock, shares outstanding		738,331			738,331	738,331	675,281
HCM II Acquisition Corp
Subsidiary, Sale of Stock [Line Items]
Preferred stock, number of shares authorized		1,000,000			1,000,000	1,000,000
Preferred shares, par value (in dollars per share)		$ 0.0001			$ 0.0001	$ 0.0001
Preferred stock, shares issued		0			0	0
Preferred stock, shares outstanding		0			0	0
Issuance of Class B ordinary shares to Sponsor			$ 25,000			$ 25,000
Shares Issued, Price Per Share						$ 0.0001
Percentage of common stock issuance		20.00%			20.00%	20.00%
Common stock voting rights					one	one
Affirmative vote of at least percentage		90.00%			90.00%	90.00%
Business Combination [Member] | HCM II Acquisition Corp
Subsidiary, Sale of Stock [Line Items]
Percentage of voting interests		50.00%			50.00%	50.00%
Sponsors [Member] | HCM II Acquisition Corp
Subsidiary, Sale of Stock [Line Items]
Purchase of additional shares	25,000
Shares Issued, Price Per Share	$ 0.004
Common Class A [Member]
Subsidiary, Sale of Stock [Line Items]
Shares Issued, Price Per Share						$ 0.0001
Common Class A [Member] | HCM II Acquisition Corp
Subsidiary, Sale of Stock [Line Items]
Common stock, number of shares authorized		200,000,000			200,000,000	200,000,000
Common shares, par value (in dollars per share)		$ 0.0001			$ 0.0001	$ 0.0001
Ordinary shares subject to possible redemption shares		23,000,000			23,000,000	23,000,000
Common stock, shares issued		0			0	0
Common stock, shares outstanding		0			0	0
Class B Ordinary Shares [Member] | HCM II Acquisition Corp
Subsidiary, Sale of Stock [Line Items]
Common stock, number of shares authorized		20,000,000			20,000,000	20,000,000
Common shares, par value (in dollars per share)		$ 0.0001			$ 0.0001	$ 0.0001
Common stock, shares issued		5,750,000			5,750,000	5,750,000
Common stock, shares outstanding		5,750,000			5,750,000	5,750,000
Class B Ordinary Shares [Member] | Sponsor Member | HCM II Acquisition Corp
Subsidiary, Sale of Stock [Line Items]
Purchase of additional shares	5,750,000
Issuance of Class B ordinary shares to Sponsor	$ 25,000
Shares Issued, Price Per Share	$ 0.004

[1]	Includes up to 750,000 Class B ordinary shares subject to forfeiture if the over-allotment option is not exercised in full or in part by the underwriters (Note 6). On August 19, 2024, the Company consummated its IPO and sold 23,000,000 Units, including 3,000,000 Units sold pursuant to the full exercise of the underwriters’ option to purchase additional units to cover the over-allotment, hence the 750,000 shares of Class B ordinary shares were no longer subject to forfeiture.